FAIR VALUE MEASUREMENTS (Details) - CIK 0001836935 Centricus Acquisition Corp. - USD ($)	Mar. 31, 2021	Feb. 08, 2021	Dec. 31, 2020
Assets:
Marketable securities held in Trust Account	$ 345,004,632
Liabilities:
Warrant Liability	$ 10,275,250	$ 20,550,500
Private Placement Warrants
Liabilities:
Number of warrants to purchase shares issued	6,266,667		6,266,667
U.S. Treasury Securities
Assets:
Marketable securities held in Trust Account	$ 345,004,632
Level 1 | Recurring
Assets:
Marketable securities held in Trust Account	345,004,632
Level 1 | Recurring | Public Warrants
Liabilities:
Warrant Liability	5,951,250
Level 1 | Recurring | Private Placement Warrants
Liabilities:
Warrant Liability	$ 4,324,000